Commitments and Off-balance Sheet Items (Additional Information) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Loans and Leases Receivable Fixed Commitment Interest Rates	2.25%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Loans and Leases Receivable Fixed Commitment Interest Rates	18.00%